Employee Share Ownership Plans - Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued (Detail) - 12 months ended Jun. 30, 2022	USD ($) yr $ / shares	USD ($) yr £ / shares
BHP Group Limited [member] | CDP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 27.46	$ 27.46
Share price at grant date | $ / shares	$ 38.05
BHP Group Limited [member] | CDP awards [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	2	2
BHP Group Limited [member] | CDP awards [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	5	5
BHP Group Limited [member] | LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 13.66	$ 13.66
Risk-free interest rate	1.36%	1.36%
Estimated life of awards | yr	5	5
Share price at grant date | $ / shares	$ 38.05
Estimated volatility of share price	30.00%	30.00%
BHP Group Limited [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 22.1	$ 22.1
BHP Group Limited [member] | MAP awards [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	1	1
Dividend yield	5.00%	5.00%
BHP Group Limited [member] | MAP awards [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	5	5
Dividend yield	7.50%	7.50%
BHP Group Limited [member] | MAP awards [member] | Range One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date | $ / shares	$ 51.33
BHP Group Limited [member] | MAP awards [member] | Range Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date | $ / shares	36.39
BHP Group Limited [member] | MAP awards [member] | Range Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date | $ / shares	46.55
BHP Group Limited [member] | MAP awards [member] | Range Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date | $ / shares	50.58
BHP Group Limited [member] | MAP awards [member] | Range Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date | $ / shares	$ 42.52
BHP Group Limited [member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 22.8	$ 22.8
Risk-free interest rate	0.12%	0.12%
Estimated life of awards | yr	3	3
Share price at grant date | $ / shares	$ 45.66
Dividend yield	5.51%	5.51%
BHP Group Plc [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 20.85	$ 20.85
Estimated life of awards | yr	3	3
Share price at grant date | £ / shares		$ 18.62
BHP Group Plc [member] | MAP awards [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	5.00%	5.00%
BHP Group Plc [member] | MAP awards [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	7.50%	7.50%
BHP Group Plc [member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 14.53	$ 14.53
Risk-free interest rate	0.15%	0.15%
Estimated life of awards | yr	3	3
Share price at grant date | £ / shares		$ 20.68
Dividend yield	6.60%	6.60%